Income Taxes - Reconciliation Of The Statutory Federal Tax Rate And The Company's Effective Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Tax benefit at federal statutory rate	34.00%	34.00%	34.00%
State tax, net of federal benefit	(3.00%)	7.00%	6.00%
Stock-basedcompensation	(8.00%)	(4.00%)	(9.00%)
Credits	4.00%	2.00%	1.00%
Foreign rate differential	(11.00%)
Other	(2.00%)
Change in valuation allowance	(14.00%)	(39.00%)	(32.00%)
Effective tax rate	0.00%	0.00%	0.00%